Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	BBH Trust
Central Index Key	0001342947
Amendment Flag	false
Document Creation Date	Mar. 28, 2013
Document Effective Date	Mar. 28, 2013
Prospectus Date	Mar. 28, 2013
BBH Global Core Select Class N Shares | BBH Global Core Select | Class N Shares
Risk/Return:
Trading Symbol	BBGNX
BBH Global Core Select Retail Class Shares | BBH Global Core Select | Retail Class Shares
Risk/Return:
Trading Symbol	BBGRX